Income taxes	12 Months Ended
Mar. 31, 2025
Income Taxes
Income taxes

17.	Income taxes

A.	Loss/ (Profit) for the year before income taxes are as follows:

	March 31,
	2023	2024	2025
Domestic	(353,088)	(273,102)	(347,504)
Foreign operations	111,708	(56,229)	358,156
Total	(241,380)	(329,331)	10,652

B.	The major components of income tax expense for the years ended March 31, 2023, March 31, 2024 and March 31, 2025 are:

	March 31,
	2023	2024	2025
Current year	52,046	39,045	11,636
Adjustment related to previous year	-	-	(9,008)
Current income tax expenses	52,046	39,045	2,628

Origination and reversal of temporary differences	(5,258)	(1,871)	(15,477)
Deferred tax expense	(5,258)	(1,871)	(15,477)
Total income tax expenses/ (benefit) as reported in statement of profit or loss	46,788	37,174	(12,849)

C.	Reconciliation of tax expense and accounting profit multiplied by tax rate of each jurisdiction in which the Group operates

	March 31,
	2023	2024	2025
(Loss)/ Profit for the year	(288,168)	(366,505)	23,501
Income tax expense/(reversal)	46,788	37,174	(12,849)
(Loss)/ Profit before income taxes*	(241,380)	(329,331)	10,652
Expected tax expense at statutory income tax rate#	32,760	(165)	84,863
Non-deductible expenses	19,074	17,026	1,138
Utilization of previously unrecognized tax losses	(42,671)	(29,260)	(35,867)
Current year losses for which no deferred tax asset was recognized	36,761	83,574	(37,497)
Change in unrecognized temporary differences	209	(35,638)	(11,639)
Effect of change in tax rate	(1,908)	-	(5,726)
Others	2,563	1,637	(8,121)
	46,788	37,174	(12,849)

*	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).

#	The domicile of the Parent Company is Cayman Islands wherein the applicable tax rate is Nil (March 31, 2024: Nil, March 31, 2023: Nil)The Group’s two major tax jurisdictions are India and Singapore with tax rates ranging between 25.17% to 26.00% (March 31, 2024: 25.17% to 26.00% and March 31, 2023: 25.17% to 26.00%) in India and 17% (March 31, 2024: 17% and March 31, 2023: 17%) in Singapore, that have been applied to profit or loss of the respective jurisdiction for determination of expected tax expense.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)